Segmental Analyses - Disclosure of Operating Segment Information (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	£ 27,655	£ 25,684	£ 25,776
Profit from operations		10,523	10,234	9,962
Net finance costs		(1,641)	(1,486)	(1,745)
Share of post-tax results of associates and joint ventures		442	415	455
Profit before taxation		9,324	9,163	8,672
Taxation on ordinary activities		(2,478)	(2,189)	(2,108)
Profit for the year		6,846	6,974	6,564
Revenue Constant rates £m
Disclosure Of Operating Segments [Line Items]
Profit from operations		11,626	11,952	11,661
Translation exchange £m
Disclosure Of Operating Segments [Line Items]
Revenue		1,382	(1,877)
Profit from operations		782	(802)
Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		12,408	11,150	11,365
Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit from operations		(1,885)	(916)	(1,403)
Reported
Disclosure Of Operating Segments [Line Items]
Revenue		27,655	25,684	25,776
Profit from operations		10,523	10,234	9,962
Net finance costs		(1,641)	(1,486)	(1,745)
Share of post-tax results of associates and joint ventures		442	415	455
Profit before taxation		9,324	9,163	8,672
Taxation on ordinary activities		(2,478)	(2,189)	(2,108)
Profit for the year		6,846	6,974	6,564
Reported At Constant Rates
Disclosure Of Operating Segments [Line Items]
Revenue		26,273	27,561
U.S. | Revenue Constant rates £m
Disclosure Of Operating Segments [Line Items]
Profit from operations		6,095	6,343
U.S. | Translation exchange £m
Disclosure Of Operating Segments [Line Items]
Revenue		1,281	(839)
Profit from operations		740	(456)
U.S. | Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		6,835	5,887	5,784
U.S. | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit from operations		(630)	(321)	(809)
U.S. | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		12,639	11,691	11,473
Profit from operations		6,205	5,566	4,975
U.S. | Reported At Constant Rates
Disclosure Of Operating Segments [Line Items]
Revenue		11,358	12,530
AME | Revenue Constant rates £m
Disclosure Of Operating Segments [Line Items]
Profit from operations		3,268	3,210
AME | Translation exchange £m
Disclosure Of Operating Segments [Line Items]
Revenue		168	(481)
Profit from operations		80	(151)
AME | Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		3,348	3,059	3,259
AME | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit from operations		(422)	(157)	(183)
AME | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		9,287	8,444	8,366
Profit from operations		2,926	2,902	3,076
AME | Reported At Constant Rates
Disclosure Of Operating Segments [Line Items]
Revenue		9,119	8,925
APMEA | Revenue Constant rates £m
Disclosure Of Operating Segments [Line Items]
Profit from operations		2,263	2,399
APMEA | Translation exchange £m
Disclosure Of Operating Segments [Line Items]
Revenue		(67)	(557)
Profit from operations		(38)	(195)
APMEA | Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		2,225	2,204	2,322
APMEA | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit from operations		(833)	(438)	(411)
APMEA | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		5,729	5,549	5,937
Profit from operations		1,392	1,766	£ 1,911
APMEA | Reported At Constant Rates
Disclosure Of Operating Segments [Line Items]
Revenue		£ 5,796	£ 6,106

[1]	Revenue is net of duty, excise and other taxes of £38,527 million, £38,595 million and £39,172 million for the years ended 31 December 2022, 2021 and 2020, respectively.